PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 19	$ 15
Return on plan assets	8	8
Interest expense (income)	9	8
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	250	212
Benefits paid by the plan	28	12
Current service costs	18	15
Interest expense (income)	8	8
Actuarial losses in other comprehensive income	30	27
Net defined benefit liability (asset), ending balance	278	250
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(231)	(193)
Contributions paid into the plan	23	20
Benefits paid by the plan	28	12
Return on plan assets	18	22
Interest expense (income)	(8)	(8)
Net defined benefit liability (asset), ending balance	(252)	(231)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	16	12
Benefits paid by the plan	2	0
Current service costs	1	1
Interest expense (income)	1	0
Actuarial losses in other comprehensive income	2	3
Net defined benefit liability (asset), ending balance	$ 18	$ 16